July 19, 2024

BNY MELLON FUNDS TRUST

BNY Mellon Asset Allocation Fund

Supplement to Current Prospectus

Effective immediately, the Trust's board has approved the addition of an affiliated underlying fund as an investment option within the Small Cap and Mid Cap Equities asset class of BNY Mellon Asset Allocation Fund.

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The following replaces the third paragraph of the fund's prospectus entitled "Fund Summary – BNY Mellon Asset Allocation Fund – Principal Investment Strategy":

The fund is not required to maintain exposure to any particular asset class and BNYM Investment Adviser determines whether to invest in a particular asset class and whether to invest directly in securities or through an underlying fund, and sets the target allocations. The asset classes and the fund's targets and ranges (expressed as a percentage of the fund's investable assets) for allocating its assets among the asset classes, and the underlying funds selected by BNYM Investment Adviser as fund investment options as of the date of this prospectus were as follows:

The following information replaces certain information contained in the sections of the fund's prospectus entitled "Fund Summary – BNY Mellon Asset Allocation Fund – Principal Investment Strategy" and "Fund Details – BNY Mellon Asset Allocation Fund":

Asset Class	Target	Range
Large Cap Equities Direct Investments BNY Mellon Income Stock Fund BNY Mellon Appreciation Fund, Inc. BNY Mellon Research Growth Fund, Inc. BNY Mellon Dynamic Value Fund	24%	20% to 45%
Small Cap and Mid Cap Equities BNY Mellon Mid Cap Multi-Strategy Fund BNY Mellon Small Cap Multi-Strategy Fund BNY Mellon US Small Cap Core Equity ETF BNY Mellon Select Managers Small Cap Value Fund* BNY Mellon Select Managers Small Cap Growth Fund*	11%	5% to 20%
Developed International and Global Equities BNY Mellon International Fund BNY Mellon International Equity Fund BNY Mellon Global Stock Fund BNY Mellon International Stock Fund	12%	5% to 20%

Asset Class	Target	Range
BNY Mellon Developed Markets Real Estate Securities Fund
Emerging Markets Equities BNY Mellon Emerging Markets Fund	5%	0% to 20%
Investment Grade Bonds Direct Investments BNY Mellon Short-Term U.S. Government Securities Fund BNY Mellon Intermediate Bond Fund BNY Mellon Corporate Bond Fund Unaffiliated Investment Company	27%	20% to 55%
High Yield Bonds BNY Mellon High Yield Fund BNY Mellon Floating Rate Income Fund	3%	0% to 10%
Emerging Markets Debt Unaffiliated Investment Company	0%	0% to 10%
Diversifying Strategies BNY Mellon Dynamic Total Return Fund Unaffiliated Investment Companies	17%	0% to 20%
Money Market Instruments Direct Investments	1%	0% to 10%

* BNY Mellon Select Managers Small Cap Value Fund and BNY Mellon Select Managers Small Cap Growth Fund each will be removed as an underlying fund investment option for the Fund upon the liquidation of each such fund.

The following information replaces the information contained in "Fund Details – BNY Mellon Asset Allocation Fund – Description of the Asset Classes – Small Cap and Mid Cap Equities" in the prospectus:

The portion of the fund's assets allocated to the small cap and mid cap equities asset class normally is invested in underlying funds that generally focus on stocks of small- or mid-capitalization companies.

The underlying funds in which the portion of the fund's assets allocated to the small cap and mid cap equities asset class may be invested currently include BNY Mellon Mid Cap Multi-Strategy Fund, BNY Mellon Small Cap Multi-Strategy Fund, BNY Mellon Select Managers Small Cap Value Fund, BNY Mellon Select Managers Small Cap Growth Fund, and BNY Mellon US Small Cap Core Equity ETF.

BNY Mellon Mid Cap Multi-Strategy Fund normally invests in equity securities of companies with market capitalizations that fall within the market capitalization range of companies in the Russell Midcap® Index. As of November 30, 2023, the market capitalizations of the largest and smallest companies included in the Russell Midcap® Index were approximately $65.3 billion and $239 million, respectively, and the weighted average and median market capitalizations of the Russell Midcap® Index were approximately $23.4 billion and $9.6 billion, respectively. This underlying fund is designed to provide exposure to various mid cap equity portfolio managers and investment strategies and styles employed by BNYM Investment Adviser and its affiliates and unaffiliated sub-advisers.

BNY Mellon Small Cap Multi-Strategy Fund normally invests in equity securities of companies with market capitalizations that are equal to or less than the market capitalization of the largest company included in the Russell 2000® Index. As of November 30, 2023, the market capitalization of the largest company included in the Russell 2000® Index was approximately $14.4 billion, and the weighted average and median market capitalizations of the Russell 2000® Index were approximately $3.0 billion and $840 million, respectively. This underlying fund is designed to provide exposure to various small cap equity portfolio managers and investment strategies and styles employed by BNYM Investment Adviser and its affiliates.

BNY Mellon Select Managers Small Cap Value Fund normally invests in stocks of companies with market capitalizations that fall within the range of companies in the Russell 2000® Value Index. As of November 30, 2023, the market capitalizations of the largest and smallest companies included in the Russell 2000 Value® Index were approximately $10.3 billion and $21 million, respectively, and the weighted average and median market capitalizations of the Russell 2000® Value Index were approximately $2.5 billion and $721 million, respectively. This underlying fund's portfolio is constructed so as to have a value tilt. This underlying fund uses a "multi-manager" approach by selecting one or more sub-advisers to manage allocated portions of its assets. This underlying fund may hire, terminate or replace sub-advisers and modify material terms and conditions of sub-advisory arrangements without shareholder approval. This underlying fund's assets are currently allocated among five unaffiliated sub-advisers, each of which acts independently of the others and uses its own methodology to select portfolio investments.*

BNY Mellon Select Managers Small Cap Growth Fund normally invests in stocks of companies with market capitalizations that fall within the range of companies in the Russell 2000® Growth Index. As of November 30, 2023, the market capitalizations of the largest and smallest companies included in the Russell 2000® Growth Index were approximately $14.4 billion and $21 million, respectively, and the weighted average and median market capitalizations of the Russell 2000® Growth Index were approximately $3.5 billion and $1.1 billion, respectively. This underlying fund's portfolio is constructed so as to have a growth tilt. This underlying fund uses a "multi-manager" approach by selecting one or more sub-advisers to manage allocated portions of its assets. This underlying fund may hire, terminate or replace sub-advisers and modify material terms and conditions of sub-advisory arrangements without shareholder approval. This underlying fund's assets are currently allocated among six unaffiliated sub-advisers, each of which acts independently of the others and uses its own methodology to select portfolio investments.*

BNY Mellon US Small Cap Core Equity ETF normally invests substantially all of its assets in equity securities comprising the Solactive GBS United States 600 Index TR (index). Under normal circumstances, this underlying fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-capitalization U.S. companies, ETFs providing exposure to such securities, and derivatives with economic characteristics similar to such securities. This underlying fund considers small-capitalization companies to be companies with market capitalizations within the range of market capitalization of companies included in the Solactive GBS United States 600 Index TR. As of December 31, 2023, the full market capitalization range of companies included in the index was $97 million to $10.92 billion. This underlying fund considers a U.S. company to be a company whose securities are listed on a U.S. stock market. The index is a free float market capitalization weighted index designed to measure the performance of 600 small-capitalization companies listed on U.S. stock markets. Under normal circumstances, BNY Mellon US Small Cap Core Equity ETF generally invests in all of the stocks in the index in proportion to their weighting in the index. However, this underlying fund may invest in a representative sample of the index if replicating the index could be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the index, in instances in which a security in the index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to this underlying fund but not the index.

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*All references to BNY Mellon Select Managers Small Cap Growth Fund and BNY Mellon Select Managers Small Cap Value Fund will be removed in their entirety upon liquidation of each such fund.